Investments in associates and joint ventures (Details 2) - 12 months ended Jun. 30, 2024 shares in Millions, $ in Millions, $ in Millions	USD ($) shares	ARS ($) shares
Statement [Line Items]
Loss for year		$ 18,377
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina	Argentina
Main activity	Inmobiliaria	Inmobiliaria
Common share 1 vote | shares	138,750	138,750
Share capital (nominal value)	$ 28
Loss for year	585
Shareholders equity	$ 8,486
La Rural S. A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina	Argentina
Main activity	Organization of events	Organization of events
Common share 1 vote | shares	714,998	714,998
Share capital (nominal value)	$ 1
Loss for year	15,591
Shareholders equity	$ 20,891
BHSA [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina	Argentina
Main activity	Financial	Financial
Common share 1 vote | shares	448,345,794	448,345,794
Share capital (nominal value)	$ 1,500
Loss for year	97,803
Shareholders equity	$ 338,752
GCDI [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina	Argentina
Main activity	Real estate	Real estate
Common share 1 vote | shares	250,729,447	250,729,447
Share capital (nominal value)	$ 915
Loss for year	(20,057)
Shareholders equity	$ 4,788
New Lipstick [Member]
Statement [Line Items]
Place of business / Country of incorporation	USA	USA
Main activity	Real estate	Real estate
Common share 1 vote | shares	23,631,037	23,631,037
Share capital (nominal value)	$ 47
Loss for year	(3)
Shareholders equity	$ (47)
BACS [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina	Argentina
Main activity	Financiera	Financiera
Common share 1 vote | shares	33,125,751	33,125,751
Share capital (nominal value)	$ 88
Loss for year	6,288
Shareholders equity	$ 20,143